Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE－9 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	March 31, 2025	March 31, 2024
At cost:
Right-of-use assets	$580,401	$423,333
Equipment	1,221,925	780,009
Computer equipment	157,754	54,267
Furniture, fixtures and fittings	9,199	5,862
Motor vehicles	7,179	7,179
	1,976,458	1,270,650
Less: accumulated depreciation	(1,102,196)	(626,736)

Property and equipment, net	$874,262	$643,914

Property and equipment under finance leasing arrangements classified under equipment as of March 31, 2025 and March 31, 2024 amounted to $622,075 and $469,617, respectively. Details of such leased assets are disclosed in Note 10.

Right-of-use assets under operating leasing arrangements as of March 31, 2025 and March 31, 2024 amounted to $126,372 and $125,735 respectively. Details of such leased assets are disclosed in Note 10.

Depreciation expense for the year ended March 31, 2025 and 2024 were included in cost of revenue and general and administrative expenses as below:-

	Years ended March 31,
	2025	2024

Cost of revenue:
Depreciation on equipment under finance lease	$255,189	$139,020
General and administrative expenses
Depreciation on rights of use assets under operating lease	156,432	140,239
Depreciation on other assets	63,839	31,125
	$475,460	$310,384